Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 39,178,089	$ 48,582,555
Less: allowance for credit losses	(398,880)	(67,088)	$ (126,372)
Accounts receivable, net	$ 38,779,209	$ 48,515,467